Condensed Consolidated Interim Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,231,968	$ 8,726,341	$ 59,836,889
Short-term investment	18,715	19,255	19,145
Trade and other receivables	6,182,876	7,599,584	8,667,209
Prepaid expenses	2,865,974	3,983,427	3,686,851
Inventories	14,056,514	17,059,406	17,317,423
Assets held for sale	21,834,039	0
Total current assets	51,190,086	37,388,013	89,527,517
Property, plant and equipment	1,412,323	21,448,123	37,345,716
Operating lease right-of-use assets	2,046,835	2,295,263	2,899,199
Intangible assets	21,013,953	21,655,035	25,956,830
Goodwill	22,093,222	22,168,288	25,453,372
Marketable securities			150,000
Other financial assets			5,615,167
Total assets	97,756,419	104,954,722	186,947,801
Current liabilities:
Trade and other payables	21,296,277	22,700,849	19,881,995
Current portion of operating lease liabilities	626,928	641,698	230,016
Deferred revenues	351,551	285,004	1,989,632
Provisions	1,229,462	1,118,613	2,245,658
Liability related to warrants	3,167,947	5,570,530	10,462,137
Liabilities directly associated with assets held for sale	3,537,176	0
Total current liabilities	30,209,341	30,316,694	34,809,438
Operating lease liabilities	1,873,919	2,063,421	2,886,940
Loans and borrowings	11,881,589	11,648,320	11,312,959
Other liability	12,931	88,688	393,155
Total liabilities	43,977,780	44,117,123	49,402,492
Shareholders' Equity:
Share capital - without par value	318,921,917	317,051,125	306,618,482
Warrants	6,079,890	6,079,890	5,900,973
Additional paid-in capital	56,346,589	55,980,367	59,625,356
Accumulated other comprehensive loss	(10,605,642)	(7,814,163)	(8,567,106)
Deficit	(327,466,047)	(323,181,697)	(248,209,952)
Total equity attributable to equity holders of the Corporation	43,276,707	48,115,522	115,367,753
Non-controlling interest	10,501,932	12,722,077	22,177,556
Total shareholders' equity	53,778,639	60,837,599	137,545,309
Commitments and contingencies
Total liabilities and shareholders' equity	$ 97,756,419	$ 104,954,722	$ 186,947,801